Sarah R. Crespi 60 State Street Mail Stop BO7-19-4 Boston, MA 02109 Tel +1 617 357 1283 sarah.crespi@blackrock.com

August 9, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares High Yield Corporate Bond BuyWrite Strategy ETF, each dated August 8, 2022, do not differ from those contained in Post-Effective Amendment No. 2,571 to the Trust’s Registration Statement on Form N-1A, filed electronically on August 8, 2022.

Yours truly,

/s/ Sarah R. Crespi
Sarah R. Crespi Assistant Secretary